PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Original cost:	$ 2,100,714	$ 1,913,129
Accumulated depreciation	(1,641,181)	(1,494,018)
Property and equipment, net	459,533	419,111
Buildings (including facility infrastructure) [Member]
Property, Plant and Equipment [Line Items]
Original cost:	292,303	276,603
Accumulated depreciation	(197,518)	(187,215)
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Original cost:	1,808,411	1,636,526
Accumulated depreciation	$ (1,443,663)	$ (1,306,803)